Recurring Fair Value Measurements, Assets and Liabilities Measured at Fair Value on Recurring Basis (Q1) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 01, 2023	May 09, 2023	Dec. 31, 2022
Liabilities [Abstract]
Warrant liability	$ 1,135,000	$ 454,000			$ 1,135,000
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Cash held in Trust Account	19,205,223	62,418,210			237,038,010
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	575,000	230,000			575,000
Recurring [Member] | Level 1 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Warrant liability	0	0			0
Recurring [Member] | Level 1 [Member] | Working Capital Loan Conversion Option [Member]
Liabilities [Abstract]
Warrant liability	0	0
Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Cash held in Trust Account	0	0			0
Recurring [Member] | Level 2 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	0	0			0
Recurring [Member] | Level 2 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Warrant liability	0	0			0
Recurring [Member] | Level 2 [Member] | Working Capital Loan Conversion Option [Member]
Liabilities [Abstract]
Warrant liability	0	0
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Cash held in Trust Account	0	0			0
Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	0	0			0
Recurring [Member] | Level 3 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Warrant liability	560,000	224,000			$ 560,000
Recurring [Member] | Level 3 [Member] | Working Capital Loan Conversion Option [Member]
Liabilities [Abstract]
Warrant liability	0	0
Promissory Note [Member] | Maximum [Member]
Promissory Note [Abstract]
Principal amount	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000